Borrowings by contractual maturities (Detail) (Long-term Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt [Member]
Debt Disclosure [Line Items]
Debt Maturities Repayments Of Principal In Year One	$ 127,308
Debt Maturities Repayments Of Principal In Year Two	29,044
Debt Maturities Repayments Of Principal In Year Three	215,201
Debt Maturities Repayments Of Principal In Year Four	79,034
Debt Maturities Repayments Of Principal In Year Five	125,547
Later years	477,080
Debt With No Stated Maturity	936,000
Subtotal	1,989,214
Less: Discount	404,460
Borrowed Funds	$ 1,584,754